Other non-current assets - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2022 USD ($) vessel	Aug. 31, 2021 vessel
Disclosure of Other Non-Current Assets [Line Items]
Number of vessels | vessel	1
Investment in dual fuel tanker joint venture	$ 0	$ 1,937	$ 0
Distributions from dual fuel tanker joint venture	3,633	8,851	$ 1,822
Other	350	0
Product tanker
Disclosure of Other Non-Current Assets [Line Items]
Number of vessels | vessel					9
Product tanker | LR1
Disclosure of Other Non-Current Assets [Line Items]
Number of vessels | vessel					4
Minority Interest in Portfolio Acquired, August 2021
Disclosure of Other Non-Current Assets [Line Items]
Additional investment in joint venture				$ 1,750
Investment in dual fuel tanker joint venture		1,900
Distributions from dual fuel tanker joint venture	3,600	8,900
Share of net income in joint venture	4,100	$ 7,700
Minority Interest in Portfolio Acquired, August 2021 | Product tanker
Disclosure of Other Non-Current Assets [Line Items]
Share of net income in joint venture	$ 2,800
Minority Interest in Portfolio Acquired, August 2021 | Product tanker | LR1
Disclosure of Other Non-Current Assets [Line Items]
Number of vessels | vessel				1